SUPPLEMENT TO THE FIDELITY
ADVISOR INTERNATIONAL FUNDS
CLASS A, CLASS T, AND CLASS B
FEBRUARY 28, 1997 PROSPECTUS
The following information replaces similar information found in "Who May Want to Invest" on page 3.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class T shares may be subject to a contingent deferred sales charge
(CDSC)   .     EFFECTIVE AUGUST 1, 1997,    Class A shares may also be
subject to a CDSC. Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service
fee.     Institutional Class shares have no sales charge and do not pay a distribution fee or a shareholder service fee, but are available only to certain types of investors. See "Sales Charge Reductions and Waivers," page 29, for Institutional Class eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. Contact your investment professional to discuss which class is appropriate for you.
In determining which class of shares is appropriate for you, you should consider, among other factors, the amount you plan to invest, the length of time you intend to hold your shares, your eligibility for a sales charge waiver or reduction, and the package of services provided to you by your investment professional and the overall costs of those services. In general, Class A shares have higher costs than Class T shares over a short holding period because Class A shares have a higher front-end sales charge, and Class A shares have lower costs than Class T shares over a longer holding period because Class A shares have lower 12b-1 fees. If you are planning to invest a significant amount either at one time or through a regular investment program, you should consider the reduced front-end sales charges available on Class A and Class T shares. See "Transaction Details," page 26, and "Sales Charge Reductions and Waivers," page 29, for sales charge reduction information. If you are eligible for a front-end sales charge waiver on a purchase of both Class A and Class T shares, Class A shares generally will have lower costs than Class T shares because Class A shares have lower 12b-1 fees. However, you should evaluate the overall costs of purchasing Class A shares or Class T shares in the context of the package of services provided to you by your investment professional. See "Sales Charge Reductions and Waivers," page 29, for sales charge waiver information. If you prefer not to pay a front-end sales charge, you should consider Class B shares. While Class B shares are subject to higher ongoing costs than Class A or Class T shares, because of their higher 12b-1 fees, Class B shares are sold with a CDSC instead of a front-end sales charge so your entire purchase amount is immediately invested. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares, and that Class A or Class T shares may have lower costs for investments that qualify for a front-end sales charge reduction or waiver. If you sell your Class B shares within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. See "Transaction Details," page 26, for CDSC schedules and related information.
       EFFECTIVE AUGUST 1, 1997,    the following information replaces
similar information found in "Expenses" on page 3.



                                                                                Class A                Class T          Class B

Maximum sales charge (as a % of offering price) on purchases of Overseas         5.75%                  3.50%            None

Maximum sales charge (as a % of offering price) on purchases of Emerging
Markets Income                                                                   4.75%                  3.50%            None

Maximum CDSC (as a % of the lesser of original purchase price or redemption
proceeds)                                                                        None   [A]             None[A]          5.00%[B]

Maximum sales charge on reinvested distributions                                 None                   None             None

Redemption fee                                                                   None                   None             None

Exchange fee                                                                     None                   None             None

Annual account maintenance fee (for accounts under $2,500)                       $12.00                 $12.00           $12.00


   [A] A CONTINGENT DEFERRED SALES CHARGE CHARGE OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS T SHARES ON WHICH A FINDERS FEE WAS PAID. SEE "TRANSACTION DETAILS", PAGE 26.
[B] DECLINES OVER 6 YEARS FROM 5.00% TO 0%.

    EFFECTIVE AUGUST 1, 1997   , the following information replaces similar
information relating to Class A shares found in "Expenses" on page 4. The Class A expense numbers in the table below reflect the August 1, 1997 increases in the funds' maximum Class A front-end sales charges.
    EXPENSE TABLE EXAMPLE:    You would pay the following expenses,
including the maximum front-end sales charge or CDSC, as applicable, on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or (2) no redemption, at the end of each time period:
                                          Full Redemption

                                          Class A

OVERSEAS                  After 1 year    $71

                          After 3 years   $100

                          After 5 years   $132

                          After 10        $220
                          years

EMERGING MARKETS INCOME   After 1 year    $71

                          After 3 years   $99

                          After 5 years   $129

                          After 10        $215
                          years

       EFFECTIVE AUGUST 1, 1997,    the following information replaces
similar information relating to Class A load adjusted total return figures found in "Performance" on page 9. The total return figures in the table below reflect the August 1, 1997 increases in the funds' maximum Class A front-end sales charges. Unless revised in this prospectus supplement, the footnotes to the total return tables found in "Performance" on page 9 remain unchanged.

CLASS A





      Average Annual Total Return[D]   Cumulative Total Return[D]


                                           Past 1    Past 5       Life of    Past 1         Past 5       Life of
                                           year      years        fund+      year           years        fund+

OVERSEAS - CLASS A (LOAD ADJ.)[A][B]       4.26%     8.97%        8.57%      4.26%          53.64        51.50
                                                                                            %            %

EMERGING MARKETS INCOME - CLASS A (LOAD    33.76        n/a       14.56         33.76          n/a       46.64
ADJ.)[A][C]                                %                      %             %                        %


   [A] LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS A'S MAXIMUM 5.75% (OVERSEAS) OR 4.75% (EMERGING MARKETS INCOME) FRONT-END SALES CHARGE.
 LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS T'S MAXIMUM 3.50% FRONT-END SALES CHARGE.
 CLASS B'S CDSC INCLUDED IN THE TOTAL RETURN FIGURES ARE CALCULATED PURSUANT TO THE CDSC SCHEDULE FOUND ON PAGE 26.
The following information replaces similar information found in "Charter" on page 11.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. For shareholders of
Overseas   ,     you are entitled to one vote for each share you own. For
shareholders of Emerging Markets Income, the number of votes you are entitled to is based upon the dollar value of your investment.
The following information replaces similar information found in "How to Buy Shares" on page 20.
Once each business day, two share prices are calculated for Class A and Class T shares of each fund: the offering price and the NAV. If you pay a front-end sales charge or qualify for a reduction as described on page 26, your Class A or Class T share price will be the offering price. If you qualify for a front-end sales charge waiver as described on page 29, your Class A or Class T share price will be the NAV. When you buy Class A or Class T shares at the offering price, the transfer agent deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. Class B's NAV is also calculated every business day. Class B shares of each fund are sold without a front-end sales charge and may be subject to a CDSC upon redemption. For information on how the CDSC is calculated, see "Transaction Details," page 26.
PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS B
SHARES.
The following information replaces similar information found in "Investor Services" on page 24.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your Class A, Class T, or Class B account. Accounts with a value of $10,000 or more in Class A, Class T or Class B shares are eligible for this program. Aggregate redemptions per 12 month period from your Class B account may not exceed 10% of the account value and are not subject to a CDSC. Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.
       EFFECTIVE AUGUST 1, 1997,    the following information replaces
similar information found in "Transaction Details" on page 26.
    THE OFFERING PRICE    (price to buy one share) of Class A and Class T
of each fund is its NAV divided by the difference between one and the applicable sales charge percentage. Class A has a maximum sales charge of 5.75% of the offering price for Overseas and 4.75% of the offering price for Emerging Markets Income. Class T has a maximum sales charge of 3.50% of the offering price for Overseas and Emerging Markets Income. The offering
price of Class B of each fund is its NAV. A class's     REDEMPTION PRICE
(price to sell one share) is its NAV minus any applicable CDSC.
    SALES CHARGES AND INVESTMENT PROFESSIONAL CONCESSIONS - CLASS A

OVERSEAS FUND:                    Sales Charge   :                   Investment
                                                                     Professiona
                                                                     l
                                                                     Concession
                                                                     as % of
                                                                     Offering
                                                                     Price

                                  As a % of              As an
                                  Offering               approxima
                                  Price                  te % of
                                                         Net
                                                         Amount
                                                         Invested

Up to $49,999                      5.75%                  6.10%       5.00%

$50,000 to $99,999                 4.50%                  4.71%       3.75%

$100,000 to $249,999               3.50%                  3.63%       2.75%

$250,000 to $499,999               2.50%                  2.56%       2.00%

$500,000 to $999,999               2.00%                  2.04%       1.75%

$1,000,000 -    $    24,999,999    1.00%                  1.01%       0.75%

$25,000,000 or more               None*                  None*       *



EMERGING MARKETS                  Sales Charge   :                   Investment
INCOME:                                                              Professiona
                                                                     l
                                                                     Concession
                                                                     as % of
                                                                     Offering
                                                                     Price

                                  As a % of              As an
                                  Offering               approxima
                                  Price                  te % of
                                                         Net
                                                         Amount
                                                         Invested

Up to $49,999                      4.75%                  4.99%       4.25%

$50,000 to $99,999                 4.50%                  4.71%       4.00%

$100,000 to $249,999               3.50%                  3.63%       3.00%

$250,000 to $499,999               2.50%                  2.56%       2.25%

$500,000 to $999,999               2.00%                  2.04%       1.75%

$1,000,000 -    $    24,999,999    0.50%                  0.53%       0.50%

$25,000,000 or more               None*                  None*       *


* SEE SECTION ENTITLED FINDERS FEE.
       EFFECTIVE AUGUST 1, 1997,    the following information replaces
similar information found in "Transaction Details" on page 26.
    FINDERS FEE.    On eligible purchases of (i) Class A shares in amounts
of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, and (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the amount purchased.
Any assets on which a finders fee has been paid will bear a CDSC (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, Daily Money Class (formerly Initial Class) shares of Treasury Fund (formerly Daily Money Fund: U.S. Treasury Portfolio), Prime Fund (formerly Daily Money Fund: Money Market Portfolio), or Tax-Exempt Fund (formerly Daily Tax-Exempt Money Fund), for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the shares at the initial date of purchase or the value of the shares at redemption, not including any reinvested dividends or capital gains. Class A or Class T CDSC shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by other Class A or Class T CDSC shares that have been held for the longest period of time.
Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.
With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70. Your investment professional should advise the transfer agent at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.
The following information replaces similar information found in "Transaction Details" on page 26.
REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, or Class B shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or any of the other Fidelity Advisor funds, at the NAV next determined after receipt and acceptance of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC, if any, you paid on Class T or Class B shares will be reimbursed to you by reinvesting that amount in
Class T shares or Class B shares, as applicable. E   FFECTIVE AUGUST 1,
1997    ,    the dollar amount of the CDSC, if any, you paid on Class A shares will likewise be reimbursed to you by reinvesting that amount in
Class A shares    . You must reinstate your shares into an account with the
same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC holding period schedule, the holding period of your Class T or Class B shares will continue as if the shares had not been
redeemed. EFFECTIVE AUGUST    1, 1997, for purposes of the CDSC holding
period schedule, the holding period of your Class A shares will also continue as if the shares had not been redeemed.
    EFFECTIVE AUGUST 1, 1997,    the following information replaces similar
information found in "Exchange Restrictions" on page 29.
(small solid bullet) Any exchanges of Class A, Class T, or Class B shares are not subject to a CDSC.
The following information supplements information found in "Sales Charge Reductions and Waivers" on page 29.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A SHARES:
       1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds;
2. Purchased by a trust institution or bank trust department (excluding employee benefit plan assets) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
3. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
4. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver.
For the purpose of load waiver (3) certain broker-dealers that otherwise meet the qualifications and asset minimums established by FDC are not required to sign a participation agreement.
       EFFECTIVE AUGUST 1, 1997,    the following information supplements
information found in "Sales Charge Reductions and Waivers" on page 29.
    A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
    5. Purchased as part of an employee benefit plan having $25 million or more in plan assets.
The following information replaces similar information found in "Sales Charge Reductions and Waivers" on page 29.
If you are investing through an account managed by a broker-dealer, if you have authorized an investment adviser to make investment decisions for you, or if you are investing through a trust department, you may qualify to purchase Class T shares without a sales charge (as described in (9), (10) and (13), above), Class A shares without a sales charge (as described in
(2), (3), and (4) above), or Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, or Class B shares. Contact your investment professional to discuss if you qualify. THE CDSC ON CLASS B SHARES MAY BE WAIVED:
1. In cases of disability or death, provided that Class B shares are redeemed within one year following the death or the initial determination of disability;
2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue Code; or
3. In connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program.



SUPPLEMENT TO THE FIDELITY ADVISOR
INTERNATIONAL FUNDS
INSTITUTIONAL CLASS FEBRUARY 28,1997 PROSPECTUS
The following information replaces similar information found in "Who May Want to Invest " on page 3.
   Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class T shares may be subject to a contingent deferred sales charge
(CDSC).     EFFECTIVE AUGUST 1, 1997,    Class A shares may also be subject
to a CDSC. Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, or Class B shares. You may obtain more information about Class A, Class T, and Class B shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
The following information replaces similar information found in "Charter" on page 8.
       THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS.
These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. For shareholders of Overseas you are entitled to one vote for each share you own. For shareholders of Emerging Markets Income, the number of votes you are entitled to is based upon the dollar value of your investment.
The following information supplements the information found in "Exchange Restrictions" on page 23.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose fees of up to 1.00% on purchases, administrative fees of up to $7.50, and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.